Earnings per share (EPS) - Summary of earnings per share (EPS) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share
Profit attributable to owners of the Company	€ 100,322	€ 34,150	€ 34,655
Class A shares
Earnings per share
Profit attributable to owners of the Company	€ 73,745	€ 23,845	€ 24,152
Issued shares as of January 1	209,093,000	207,794,000	206,849,000
Weighted-average number of shares (basic and diluted)	237,536,000	227,480,000	226,646,000
Adjustments to reconcile profit (loss) to numerator used in calculating earnings per share
Effect of Class A shares issued	8,763,000	978,000	346,000
Effect of options and warrants exercised or exercisable	3,741,000	2,654,000	519,000
Weighted-average number of shares (basic)	218,669,000	210,269,000	207,517,000
Weighted-average number of shares
Weighted-average number of shares (basic)	218,669,000	210,269,000	207,517,000
Effect of unvested RSUs, options, and warrants	18,867,000	17,211,000	19,129,000
Weighted-average number of shares (diluted)	237,536,000	227,480,000	226,646,000
Class B shares
Earnings per share
Profit attributable to owners of the Company	€ 26,577	€ 10,305	€ 10,503
Issued shares as of January 1	903,671,000	903,671,000	903,671,000
Weighted-average number of shares (basic and diluted)	818,286,000	903,671,000	903,671,000
Adjustments to reconcile profit (loss) to numerator used in calculating earnings per share
Effect of treasury shares held	(85,385,000)
Weighted-average number of shares (basic)	818,286,000	903,671,000	903,671,000
Weighted-average number of shares
Weighted-average number of shares (basic)	818,286,000	903,671,000	903,671,000
Weighted-average number of shares (diluted)	818,286,000	903,671,000	903,671,000
Treasury shares [member]
Adjustments to reconcile profit (loss) to numerator used in calculating earnings per share
Effect of treasury shares held	(2,928,000)	(1,157,000)	(197,000)